UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report | February 28, 2014

Performance Trust Strategic Bond
Fund (Symbol: PTIAX) and
Performance Trust Municipal Bond
Fund (Symbol: PTIMX, PTRMX)

© 2014. PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual Management
Discussion and Analysis:  9/1/2013 – 2/28/2014

For the six-month period ended February 28, 2014, the Performance Trust Strategic Bond Fund (PTIAX) posted a return of 5.53%, assuming all dividends were reinvested into the fund. The Barclays Capital U.S. Aggregate Bond Index returned 2.84% over the same time period.

PTIAX continues to be oriented towards the sectors of the fixed income markets that we believe offer the best value and potential total return through interest income and capital appreciation. We believe that the best risk versus reward opportunities lie in Non-Agency Residential Mortgage Backed Securities (RMBS), particularly those backed by seasoned mortgages originated in 2005 and earlier, and municipal bonds, both taxable and tax-exempt.  Both the allocation to RMBS and the allocation to municipal bonds contributed to PTIAX’s performance over the past six months.

Continued increases in home prices and employment led to tightening in spreads in the RMBS market. In addition, several large portfolios of RMBS that were purchased during the credit crises by various governments were sold during the last six months. Each of these lists was met with strong demand and the supply was absorbed into the market at stronger than expected prices.

Yields on 10-year AAA rated municipal bonds were down 54 basis points (0.54%) over the past six months, while yields on 10-year Treasuries were down only 13 basis points (0.13%) over the same period.  We believe this narrowing of interest rate differentials relative to Treasuries was spurred by the move to positive municipal bond fund flows, the ebbing of tax-loss selling through calendar year end, and by the meager new issuance supply.

While narrower interest rate differentials make municipal bonds marginally less attractive going forward, we still believe they offer some of the best risk/reward opportunities in the fixed income asset class.  Management does expect to lighten the allocation to tax-exempt municipal bonds slightly over the next few months, and increase the allocation to taxable bonds and non-agency mortgages.  While conditions may change, we are currently targeting a 50%-55% allocation to non-agency mortgages, a 30%-35% allocation to tax-exempt municipal bonds and a 10%-15% allocation to other taxable bonds, including but not limited to taxable municipals.

Performance Trust Municipal Bond Fund (PTIMX, PTRMX) Semi-Annual Management
Discussion and Analysis:  9/1/2013 – 2/28/2014

For the six-month period ended February 28, 2014, municipal bonds experienced a sharp reversal in trends.  As general municipal issuer fundamentals continued to improve (the 7.2% increase in tax revenues for state and local governments in the second quarter of 2013 marks the fifteenth consecutive quarter of year-over-year revenue growth) and economic data continued to post firmly (falling unemployment, stable inflation, and year-over-year GDP growth), rates in the municipal market fell sharply after rising over 1% since May.  The 10-year AAA Municipal Market Data (MMD) benchmark yield fell 54 basis points (0.54%) from 2.94% on August 30, 2013 to 2.4% on February 28, 2014.  We believe the reversal in rates was spurred by the move to positive fund inflows by municipal investors, the ebbing of tax loss selling through calendar year-end, and by the meager new issuance supply.

A combination of credit scares from municipalities such as Puerto Rico and Detroit, as well as rapidly increasing rates caused by the Federal Reserve’s quantitative easing (QE) tapering announcement, sent municipal investors running for the exits.  The municipal market recorded 33 consecutive weeks of fund outflows, ending the week of January 8, 2014, totaling over $40 billion, which surpassed the outflows experienced in the 2008-2009 recession and the outflows experienced in 2010-2011 when Meredith Whitney appeared on 60 Minutes, forecasting billions of dollars in municipal defaults.  However, beginning with the week ended January 15, 2014, municipal investors, three-quarters of which invest through retail channels, began to add money back into municipal bond funds.  For the week ended February 28, 2014, municipal bond funds had seen 6 out of the prior 7 weeks of inflows, totaling $944 million.

The rapid “rates-up” environment in the fixed income markets caused steep mark-to-market losses in municipal bond portfolios in calendar year 2013. Simultaneously, bullish equity markets created market-to-market gains in investor portfolios (the S&P 500 Index rose 30% in calendar year 2013). Investors took the opportunity to lock in municipal bond losses to offset gains in equities, creating further pressure on municipal bonds as calendar year 2013 came to a close.  However, as soon as year-end losses were locked in, investors no longer needed to sell their municipal bonds, relieving year-end pressures on municipal bond prices.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

Finally, supply in the new issue market continues to dwindle both sequentially and year-over-year.  In the month of February 2014, new issuance supply year-to-date was $34.3 billion, down 33.6% year-over-year and 30.7% from the prior two months, ended December 2013.  With only paltry supply to absorb investor demand, the secondary market was bolstered with spillover demand.

As a result of the factors above, Performance Trust Municipal Bond Fund (PTIMX) experienced gains of 6.46% for the six-month period ended February 28, 2014. Over the same period, the Barclays Capital U.S. Municipal Bond Index rose 5.71%.  PTIMX’s return assumes the reinvestment of all dividends.

As rates rose, Management extended PTIMX’s duration.*  Now as both risk free rates and credit spreads grind tighter, we are shortening duration and seeking to improve the quality of the portfolio.  As we approach the month of March, a month known for seasonal weakness, we are buying defensive structures, those bonds with high coupons priced at a premium.  We believe our current portfolio positioning will provide a degree of price protection from higher rates.

*	Duration is a measurement of a security’s or a portfolio’s sensitivity to changes in the general level of interest rates. The higher the number, the more sensitive the security or portfolio is.

Credit Quality Breakdown:
Percentage
Credit Quality*	of Portfolio
AAA	5.40%
AA	31.40%
A	33.88%
BBB	17.07%
BB	4.41%
B	0.00%
Non rated	4.75%
Net cash & equiv.	3.09%

*Credit distribution, shown herein in decreasing order of credit quality, is provided by Moody’s and Standard & Poor’s as of February 28, 2014. The Fund uses the higher of the two ratings. Investment Grade refers to a bond considered investment grade if its credit rating is BBB or higher by Standard & Poor’s or Baa or higher by Moody’s. Below Investment Grade refers to a bond rated below investment grade if its credit rating is below BBB by Standard & Poor’s or below Baa by Moody’s.

Sector Concentrations:
Percentage
Sector	of Portfolio*
GO-UNLTD	16.40%
TRANSPORTATION	12.58%
HOSPITAL	11.57%
UTILITY	7.04%
HIGHER EDUCATION	6.88%
EDUCATION	5.93%
WATER & SEWER	5.90%
OTHER REVENUE	4.53%
AIRPORT	4.21%
COP	3.89%
CCRC	3.73%
CASH	3.09%
TOBACCO	3.06%
HOUSING	2.36%
DEDICATED TAX	2.18%
STUDENT LOAN	1.94%
INSURED	1.67%
IDB	1.46%
PROJECT FINANCE	0.69%
MULTIFAMILY HSG	0.63%

*	Allocation may not add up to 100%.

State Concentrations (Top 10):
Percentage
States	of Portfolio
CA	12.90%
TX	10.58%
FL	10.16%
NJ	7.02%
IL	6.54%
IN	4.74%
PA	4.57%
LA	3.72%
CO	3.55%
AZ	2.64%

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

Coupon Distribution:
Percentage
Coupon	of Portfolio*
0–0.99	17.65%
1–1.99	0.00%
2–2.99	0.00%
3–3.99	1.63%
4–4.99	1.35%
5–5.99	62.50%
6–6.99	11.90%
7–7.99	1.53%
8–8.99	0.34%
9–9.99	0.00%

* Allocation may not add up to 100%.

Maturity Breakdown:
	Percentage
Maturity	of Portfolio
Net cash & equiv.	3.09%
0–0.99 years	0.00%
1–1.99 years	0.00%
2–2.99 years	0.12%
3–3.99 years	0.00%
4–4.99 years	0.58%
5–5.99 years	0.23%
6–6.99 years	1.48%
7–7.99 years	2.26%
8–8.99 years	19.53%
9–9.99 years	6.71%
10–14.99 years	46.50%
15–19.99 years	15.03%
20–24.99 years	3.96%
25–29.99 years	0.51%
30 years & over	0.00%
Average	12.14	yrs

PTIMX is managed with a fundamental, bottom up, individual bond by bond focus.  We employ a value-oriented approach when analyzing municipal bonds, looking for bonds that we believe can provide attractive income and after tax total return potential.  Our goal is to purchase municipal bonds at a yield differential, or spread, to “AAA” rated bonds that compensate shareholders for credit and liquidity risk embedded in the bond today, and that possess credit fundamentals demonstrating a likelihood of improving in credit quality over time.  We believe this bottom up approach to credit analysis on individual municipal bonds provides an opportunity for spread compression (i.e., have a lower spread relative to “AAA” rated municipal bonds) and therefore potential price appreciation.

Risk Management for the Funds

The Portfolio Management team employs Shape Management® as a key component of our investment process.  Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds.  Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a municipal bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level. Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments. Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state. Liquidity is managed through the line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors invested in. Management regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the RMBS and municipal markets.

For the RMBS allocation, Management regularly stresses the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises. We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns. The views in this report were those of the Funds’ Managers as of February 28, 2014 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund (Unaudited)
Total Return vs. Barclays Capital U.S. Aggregate Bond Index

Total Returns—For the Six Months Ended February 28, 2014 (Unaudited)

			ANNUALIZED
			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic Bond Fund	5.53%	2.00%	8.33%
Barclays Capital U.S. Aggregate Bond Index	2.84%	0.15%	3.03%

(1)	Fund commenced investment operations on September 1, 2010.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Barclays Capital U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown include the reinvestment of all fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2014

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Six Months Ended February 28, 2014 (Unaudited)

			ANNUALIZED
			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund – Institutional Class	6.46%	(1.23)%	7.83%
Barclays Capital U.S. Municipal Bond Index	5.71%	(0.21)%	4.96%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on June 30, 2011, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown include the reinvestment of all fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Retail Class (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Six Months Ended February 28, 2014 (Unaudited)

			ANNUALIZED
			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Retail Class	6.35%	(1.37)%	1.36%
Barclays Capital U.S. Municipal Bond Index	5.71%	(0.21)%	0.84%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown include the reinvestment of all fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2014

* For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $153,919,143 and $43,205,220, respectively)	$157,120,473	$44,077,859
Dividends and interest receivable	703,419	403,232
Receivable for investments sold	502,462	302,799
Receivable from Adviser	—	1,411
Receivable for Fund shares sold	362,052	136,285
Other assets	15,475	12,970
Total Assets	158,703,881	44,934,556

Liabilities
Payable for investments purchased	2,327,954	649,345
Payable for Fund shares redeemed	210,861	—
Payable to custodian	8,052	—
Payable to affiliates	103,097	67,097
Payable to Adviser	170,421	—
Payable for distribution fees	—	1,595
Accrued expenses and other liabilities	28,615	19,211
Total Liabilities	2,849,000	737,248

Net Assets	$155,854,881	$44,197,308
Net Assets Consist Of:
Paid-in capital	$156,788,807	$44,184,241
Accumulated undistributed net investment income (loss)	(352,923)	19,010
Accumulated undistributed net realized loss on investments	(3,782,333)	(878,582)
Net unrealized appreciation on investments	3,201,330	872,639
Net Assets	$155,854,881	$44,197,308

Strategic Bond Fund Shares
Net assets	$155,854,881
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,901,672
Net asset value, redemption and offering price per share	$22.58

Municipal Bond Fund Shares – Institutional Class
Net assets		$43,236,665
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		1,950,143
Net asset value, redemption and offering price per share		$22.17

Municipal Bond Fund Shares – Retail Class
Net assets		$960,643
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		43,290
Net asset value, redemption and offering price per share		$22.19

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES–0.65%

Countrywide Asset-Backed
Certificates
2005-10, 4.638%, 10/25/2032 (a)	$800,246	$801,582
Quest Trust
2006-X2, 0.278%, 08/25/2036 (a)	87,345	86,255
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	86,006	83,883
2004-RS8, 4.980%, 08/25/2034	32,327	32,724
TOTAL ASSET BACKED SECURITIES
(Cost $998,956)		1,004,444

MORTGAGE BACKED SECURITIES–48.22%
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	140,751	144,123
2004-30CB, 5.500%, 03/25/2020	306,000	296,499
2005-20CB, 5.250%, 07/25/2020	198,175	194,674
2006-J5, 5.190%, 07/25/2021 (a)	238,233	228,377
2004-20T1, 6.000%, 09/25/2034	73,792	80,896
2004-22CB, 6.000%, 10/25/2034	3,098,632	3,256,839
2004-29CB, 5.375%, 01/25/2035	1,129,517	1,178,842
2005-J1, 5.500%, 02/25/2035	595,069	601,973
2005-6CB, 7.500%, 04/25/2035	132,917	143,225
2005-21CB, 5.250%, 06/25/2035	492,131	474,957
2005-11CB, 5.500%, 06/25/2035	675,861	684,642
2005-26CB, 5.500%, 07/25/2035	115,534	108,649
2005-40CB, 5.500%, 10/25/2035	123,291	112,776
2005-46CB, 5.500%, 10/25/2035	89,011	81,754
2005-46CB, 5.500%, 10/25/2035	715,496	657,157
2005-49CB, 5.500%, 11/25/2035	841,693	779,994
2005-52CB, 5.500%, 11/25/2035	215,026	204,845
2005-52CB, 5.500%, 11/25/2035	71,904	68,499
2005-J13, 5.500%, 11/25/2035	369,035	350,306
2005-57CB, 5.500%, 12/25/2035	246,221	218,311
2005-64CB, 5.500%, 12/25/2035	155,078	145,579
2005-65CB, 5.500%, 12/25/2035	430,118	428,751
2005-J14, 5.500%, 12/25/2035	93,674	82,103
2005-65CB, 0.908%, 01/25/2036 (a)	182,946	139,719
2005-65CB, 5.500%, 01/25/2036	466,367	415,374
2005-73CB, 5.750%, 01/25/2036	898,186	772,662
2005-73CB, 6.250%, 01/25/2036	295,952	286,125
2005-85CB, 5.500%, 02/25/2036	509,464	471,241
2005-86CB, 5.500%, 02/25/2036	548,126	482,314
2006-8T1, 5.500%, 04/25/2036	53,938	46,545
2006-4CB, 6.000%, 04/25/2036	715,897	608,756
2006-4CB, 6.000%, 04/25/2036	852,309	709,261
2006-11CB, 6.000%, 05/25/2036	523,824	419,755
2006-J4, 6.000%, 07/25/2036	646,140	526,763
2006-19CB, 6.000%, 08/25/2036	533,137	447,937
2006-19CB, 6.000%, 08/25/2036	298,545	255,259
2006-32CB, 5.500%, 11/25/2036	543,408	476,852
2006-43CB, 6.000%, 02/25/2037	239,023	195,825

Banc of America
Alternative Loan Trust
2007-1, 5.840%, 04/25/2022 (a)	91,242	94,507
2003-9, 5.500%, 11/25/2033	190,000	194,387
2005-5, 5.500%, 06/25/2035	654,603	630,593
2005-5, 6.000%, 06/25/2035	380,199	342,860
2005-11 1, 5.500%, 12/25/2035	384,823	353,973
2005-11 4, 5.750%, 12/25/2035	355,700	322,481
2006-3, 6.000%, 04/25/2036	292,383	275,729

Banc of America Funding Trust
2005-3, 5.500%, 06/25/2035	226,000	232,758
2005-4, 5.500%, 08/25/2035	323,814	339,719
2005-5, 5.500%, 09/25/2035	228,259	236,988
2005-6, 5.500%, 10/25/2035	104,029	104,948
2007-4, 5.500%, 06/25/2037	194,268	194,977
2007-5, 5.500%, 07/25/2037	647,339	560,875
2007-5, 6.500%, 07/25/2037	384,227	403,688

Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	455,180	467,880
2005-F, 2.733%, 07/25/2035 (a)	137,567	127,816
2005-10, 5.500%, 11/25/2035	582,511	589,360

Bear Stearns Asset Backed
Securities Trust
2004-AC5, 5.750%, 10/25/2034 (a)	249,058	257,108
2005-AC8, 5.500%, 11/25/2035	167,718	161,748

Chase Mortgage Finance Trust
2007-A1, 2.706%, 02/25/2037 (a)	558,760	555,088

ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	44,000	39,124
2006-2, 5.596%, 09/25/2036 (a)	248,229	244,313

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	139,608	135,433
2002-J4, 5.500%, 10/25/2032	205,487	213,482
2003-7, 4.500%, 05/25/2033	129,658	135,591
2003-HYB3, 2.638%, 11/19/2033 (a)	395,798	371,166
2005-5, 5.500%, 03/25/2035	2,583	2,587
2004-HYB5, 2.618%, 04/20/2035 (a)	522,267	464,667
2005-16, 5.000%, 09/25/2035	15,382	14,767
2005-J3, 5.500%, 09/25/2035	417,064	379,233
2005-27, 5.500%, 12/25/2035	94,295	87,717
2005-28, 5.500%, 12/25/2035	186,329	179,630
2005-31, 2.566%, 01/25/2036 (a)	299,595	247,573
2005-30, 5.500%, 01/25/2036	1,829,454	1,800,562
2005-30, 5.500%, 01/25/2036	187,328	183,969
2006-J1, 6.000%, 02/25/2036	87,378	74,740
2006-20, 5.750%, 02/25/2037	88,296	81,024
2007-J2, 6.000%, 07/25/2037	611,032	509,663

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	216,974	223,519
2006-1, 5.500%, 02/25/2026	76,974	79,016
2006-1, 6.000%, 02/25/2036	324,000	331,064
Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Citicorp Mortgage
Securities Trust (Cont.)
2006-3, 5.750%, 06/25/2036	$102,926	$106,638
2006-3, 5.750%, 06/25/2036	579,663	603,150

Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	384,423	410,914
2005-5, 5.000%, 08/25/2035	432,832	438,337

CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	174,116	177,369
2007-A4, 5.500%, 04/25/2022	154,177	158,266
2006-A7, 6.000%, 12/25/2036	175,562	153,728

Credit Suisse First Boston
Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	49,691	50,590
2005-10, 5.000%, 11/25/2020	653,533	662,303
2004-8, 5.500%, 12/25/2034	1,004,444	1,063,546
2005-4, 5.500%, 06/25/2035	374,794	380,984
2005-4, 5.500%, 06/25/2035	33,592	34,204
2005-3, 5.500%, 07/25/2035	693,228	703,959
2005-10, 5.500%, 11/25/2035	806,459	724,193
2005-10, 5.750%, 11/25/2035	153,304	140,955
2005-10, 6.000%, 11/25/2035	365,461	253,984

CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	165,607	159,965
2007-5, 5.000%, 10/25/2024	363,456	361,880
2006-1, 5.500%, 02/25/2036	751,670	685,743
2006-1, 5.500%, 02/25/2036	300,656	286,625
2006-3, 5.750%, 04/25/2036	64,490	56,672
2006-3, 5.750%, 04/25/2036	152,740	134,222
2006-3, 6.000%, 04/25/2036	113,955	97,575
2006-3, 6.000%, 04/25/2036	296,728	249,899
2006-4, 7.000%, 05/25/2036	316,588	187,309
2007-2, 5.750%, 03/25/2037	483,348	442,543
2007-3, 5.500%, 04/25/2037	204,098	194,862
2007-5, 5.000%, 08/25/2037	309,948	293,724

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-2, 0.558%, 04/25/2035 (a)	174,544	157,041
2005-3, 5.250%, 06/25/2035	349,219	347,938
2005-AR2 V, 2.929%, 10/25/2035 (a)	121,746	115,091

First Horizon Alternative
Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	372,006	382,719
2005-FA11, 5.250%, 02/25/2021	507,259	508,899
2006-FA6, 5.750%, 11/25/2021	80,444	80,057
2004-FA1, 6.250%, 10/25/2034	540,477	567,438
2005-FA4, 5.500%, 06/25/2035	156,618	146,495

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	212,426	218,596
2004-J3, 5.250%, 07/25/2034	242,000	251,023

GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	178,821	169,654
2006-6, 5.341%, 03/25/2036 (a)	118,776	72,923

GSR Mortgage Loan Trust
2005-AR2, 2.774%, 05/25/2034 (a)	463,130	451,174
2005-1F, 6.000%, 01/25/2035	76,067	77,791
2005-3F, 6.000%, 03/25/2035	130,221	136,340
2005-AR2, 5.068%, 04/25/2035 (a)	209,475	208,332
2005-6F, 5.500%, 07/25/2035	563,130	557,158
2005-7F, 5.000%, 09/25/2035	220,000	219,702
2005-7F, 6.000%, 09/25/2035	75,326	79,091
2005-9F, 5.500%, 12/25/2035	180,513	175,672
2006-5F, 6.000%, 06/25/2036	986,983	955,822
2006-7F, 6.250%, 08/25/2036	838,519	731,697

HarborView Mortgage Loan Trust
2005-4, 2.732%, 07/19/2035 (a)	231,323	203,957

JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	405,918	364,372
2005-S1, 5.500%, 12/25/2035	305,591	274,313
2005-S1, 5.500%, 12/25/2035	507,059	435,664
2006-S2, 6.050%, 05/25/2036 (a)	110,293	99,572

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	165,656	155,668

Lehman Mortgage Trust
2006-2, 6.258%, 04/25/2036 (a)	139,825	132,706

Lehman XS Trust
2005-8, 5.560%, 12/25/2035 (a)	365,615	325,255

MASTR Adjustable Rate
Mortgages Trust
2004-4, 1.964%, 05/25/2034 (a)	284,940	250,435
2004-15, 3.180%, 12/25/2034 (a)	356,177	357,439

MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	1,074,305	1,135,413
2004-6, 6.000%, 07/25/2034	815,588	858,038

MASTR Asset Securitization Trust
2005-2, 5.250%, 11/25/2035	37,552	37,740

MASTR Seasoned
Securitization Trust
2005-2, 3.313%, 10/25/2032 (a)	181,580	185,209

Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	161,507	152,010
2004-11AR 2, 2.759%, 01/25/2035 (a)	84,563	77,510
2006-2, 6.500%, 02/25/2036	322,477	270,365
2006-11, 6.000%, 08/25/2036	1,158,847	937,314

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1 I, 5.159%, 03/25/2035 (a)	968,009	995,045
2005-AP2 A, 4.976%, 05/25/2035 (a)	302,805	290,339

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

PHHMC Mortgage
Pass-Through Certificates
2005-3, 5.269%, 06/18/2035 (a)	$611,683	$597,500

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	62,013	62,775

RALI Trust
2003-QS18, 5.000%, 09/25/2018	160,992	165,855
2004-QS6, 5.000%, 05/25/2019	115,397	117,844
2005-QS3, 5.000%, 03/25/2020	1,979,247	2,021,373
2007-QS4, 5.500%, 04/25/2022	70,095	71,342
2003-QS13, 4.000%, 07/25/2033	598,179	564,341
2003-QS17, 5.500%, 09/25/2033	856,333	878,650
2004-QS7, 5.500%, 05/25/2034	343,194	353,294
2004-QA4, 3.228%, 09/25/2034 (a)	698,020	654,991
2005-QS16, 5.500%, 11/25/2035	309,155	288,681

Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	683,044	707,101

Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,721,558	2,854,952
2005-A5, 5.500%, 05/25/2035	506,602	451,538
2005-A11CB 1, 5.500%, 10/25/2035	466,598	424,334
2005-A11CB 2, 6.000%, 10/25/2035	386,870	311,389
2006-A14CB 1, 6.250%, 12/25/2036	217,186	187,333

RFMSI Trust
2006-S10, 5.500%, 10/25/2021	236,503	245,424
2004-S6, 6.000%, 06/25/2034	673,885	729,092
2006-S3, 5.500%, 03/25/2036	1,336,248	1,217,844
2006-S5, 6.000%, 06/25/2036	343,725	325,019
2006-S6, 6.000%, 07/25/2036	278,520	257,823

Structured Asset Securities Corp.
2006-3H, 5.750%, 12/25/2035	779,349	783,838

Structured Asset Securities Corp.

Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	1,162,153	1,171,160
2004-9XS, 5.560%, 05/25/2034 (a)	314,421	332,391
2004-18H, 4.750%, 10/25/2034	434,277	436,377

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	637,345	609,065

WaMu Mortgage Pass-Through
Certificates
2004-S2, 6.000%, 06/25/2034	111,075	118,754

Washington Mutual Alternative
Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	704,959
2005-1, 6.000%, 03/25/2035	609,893	613,596
2005-4, 0.658%, 06/25/2035 (a)	363,013	289,342
2005-4, 5.500%, 06/25/2035	377,675	372,178
2005-5, 5.500%, 07/25/2035	625,198	617,339
2005-9, 5.500%, 11/25/2035	82,452	72,698

Wells Fargo Mortgage
Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	543,046
2006-4, 0.858%, 04/25/2036 (a)	479,000	433,765
2006-4, 5.750%, 04/25/2036	525,931	526,031
2007-2, 5.750%, 03/25/2037	421,956	397,918
2007-2, 6.000%, 03/25/2037	251,288	239,135
2007-4, 6.000%, 04/25/2037	92,600	88,787
2007-12, 5.500%, 09/25/2037	306,883	308,103
2007-12, 5.500%, 09/25/2037	608,757	624,409

TOTAL MORTGAGE BACKED
SECURITIES (Cost $71,003,103)		75,159,024

MUNICIPAL BONDS–45.90%

Alabama–0.35%

City of Scottsboro, AL
6.200%, 11/01/2035	500,000	545,245

Arizona–0.46%

La Paz County Industrial
Development Authority
7.000%, 03/01/2034	750,000	710,798

California–1.19%

Alameda County Water
District Financing Authority
3.250%, 06/01/2033	1,050,000	946,250

Alvord Unified School District
0.000%, 08/01/2022	375,000	272,160

Contra Costa County

Public Financing Authority
6.900%, 06/01/2035	250,000	269,750

Palmdale Elementary School District
0.000%, 08/01/2029	540,000	239,414

West Contra Costa
Unified School District
0.000%, 08/01/2022	180,000	128,925
		1,856,499

Idaho–0.58%

Idaho Health Facilities Authority
7.000%, 10/01/2019	900,000	901,431

Illinois–8.49%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2022	415,000	300,721
0.000%, 12/01/2023	850,000	593,640

Chicago Board of Education
0.000%, 12/01/2022	745,000	552,507

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois–8.49% (Cont.)

Chicago O’Hare International Airport
5.000%, 01/01/2022	$3,495,000	$3,984,230

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	635,000	736,905

DeKalb Kane & LaSalle
Counties Etc Community College
District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	166,199

Illinois Finance Authority
0.000%, 07/15/2025	3,035,000	2,173,606
0.000%, 01/01/2020	1,305,000	1,105,492

Kendall & Kane Counties Community
Unit School District No. 115
0.000%, 01/01/2022	1,075,000	828,352

Lake County Community
Consolidated School
District No. 50 Woodland
5.625%, 01/01/2026	335,000	379,156
5.750%, 01/01/2030	480,000	536,367

Peoria Public Building Commission
0.000%, 12/01/2023	400,000	253,692

South Suburban College Community
School District No. 510
0.000%, 12/01/2022	1,000,000	757,730

Will County Community Unit
School District No. 201
0.000%, 11/01/2020	490,000	405,083

Will County Elementary
School District No. 122
5.250%, 10/01/2023	425,000	460,398
		13,234,078

Indiana–1.34%

Carmel Redevelopment Authority
2.625%, 08/01/2026	405,000	359,045

Franklin Community
Multi-School Building Corp.
5.000%, 01/10/2023	400,000	442,912

Greater Clark County School Corp.
5.000%, 01/05/2023	580,000	645,354

Zionsville Community
Schools Building Corp.
0.000%, 01/15/2029	100,000	54,709

Zionsville Middle
School Building Corp.
0.000%, 07/15/2022	750,000	582,780
		2,084,800

Massachusetts–4.31%

Massachusetts Bay
Transportation Authority
5.250%, 07/01/2032	3,635,000	4,331,284
5.250%, 07/01/2031	2,000,000	2,390,900
		6,722,184

Michigan–5.38%

City of Detroit, MI Sewage
Disposal System Revenue
5.250%, 07/01/2029	415,000	420,403
5.750%, 07/01/2031	1,325,000	1,385,076

City of Detroit, MI Water
Supply System Revenue
5.250%, 07/01/2035	960,000	963,600
5.500%, 07/01/2035	1,720,000	1,749,584
5.500%, 07/01/2028	200,000	206,890
5.750%, 07/01/2026	2,020,000	2,139,988
5.750%, 07/01/2027	370,000	390,335

Detroit City School District
5.250%, 05/01/2026	475,000	513,133
5.250%, 05/01/2025	555,000	620,090
		8,389,099

Nevada–0.40%

Clark County
Department of Aviation
5.000%, 07/01/2024	320,000	352,979

Clark County School District
5.510%, 06/15/2024	255,000	275,821
		628,800
New Jersey–3.94%

New Jersey Economic
Development Authority
0.000%, 02/15/2020	968,000	782,086

New Jersey Higher Education
Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,113,700

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027	7,445,000	4,250,425
		6,146,211

New York–0.83%

New York City Transitional
Finance Authority Future
Tax Secured Revenue
5.932%, 11/01/2036	1,200,000	1,291,380

Percentages are stated as a percent of net assets.
(a)Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio–1.52%

City of Cincinnati OH
Water System Revenue
6.458%, 12/01/2034	$910,000	$1,001,573

City of St. Bernard, OH
4.000%, 12/01/2023	660,000	695,931
4.000%, 12/01/2022	635,000	672,941
		2,370,445

Pennsylvania–4.98%

City of Harrisburg, PA
0.000%, 04/01/2019	190,000	169,277

Mckeesport Area School District
0.000%, 10/01/2023	150,000	102,286

Moon Area School District
5.820%, 11/15/2033	500,000	519,295

Pennsylvania Turnpike Commission
0.000%, 06/01/2033	3,515,000	3,626,109
0.000%, 12/01/2034	1,850,000	1,797,923
0.000%, 12/01/2030	640,000	616,461
0.000%, 12/01/2030	165,000	161,774
0.000%, 12/01/2035	805,000	767,568
		7,760,693

Puerto Rico–1.25%
Puerto Rico Sales
Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	877,146
0.000%, 08/01/2032	375,000	280,995
0.000%, 08/01/2026	2,000,000	784,580
		1,942,721

Texas–10.57%

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,626,210

County of Galveston, TX
0.000%, 02/01/2022	1,315,000	1,039,994

Hidalgo County Drain District No. 1
2.500%, 09/01/2026	450,000	389,178

La Joya Independent School District
5.000%, 02/15/2031	3,570,000	4,114,104
5.000%, 02/15/2030	1,145,000	1,327,707

North Texas Tollway Authority
0.000%, 01/01/2042	3,040,000	3,353,758

Texas State Turnpike Authority
0.000%, 08/15/2022	2,500,000	1,902,600
0.000%, 08/15/2027	1,260,000	725,332
		16,478,883
Washington–0.31%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2023	655,000	$476,224
TOTAL MUNICIPAL BONDS
(Cost $72,517,819)		71,539,491

CLOSED END MUTUAL FUNDS–0.97%
Nuveen Mortgage
Opportunity Term Fund	62,835	1,515,580
TOTAL CLOSED END MUTUAL
FUNDS (Cost $1,497,331)		1,515,580

SHORT-TERM INVESTMENTS–5.07%
First American Treasury Obligations
Fund, 0.000% (a)	7,901,934	7,901,934
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,901,934)		7,901,934

Total Investments
(Cost $153,919,143)–100.81%		157,120,473

Liabilities in Excess of
Other Assets–(0.81)%		(1,265,592)

TOTAL NET ASSETS–100.00%		$155,854,881

Percentages are stated as a percent of net assets.
(a)Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS–95.86%

Arizona–2.60%

Florence Town Inc. Industrial
Development Authority
5.000%, 07/01/2023	$385,000	$369,180

Industrial Development Authority
of the City of Phoenix
5.000%, 06/01/2027	500,000	532,965

Industrial Development Authority
of the County of Pima
6.000%, 04/01/2016	50,000	50,269
6.500%, 04/01/2026	200,000	195,098
		1,147,512

Arkansas–1.45%

Pulaski County Public
Facilities Board
5.250%, 07/01/2024	575,000	639,906

California–12.78%

Abag Finance Authority
for Nonprofit Corps
5.000%, 07/01/2021	250,000	268,675

California Pollution Control
Financing Authority
5.000%, 07/01/2037	250,000	247,267

California State Public Works Board
5.500%, 11/01/2030	535,000	619,150

California State University
5.000%, 11/01/2030	400,000	447,940

Centinela Valley Union
High School District
5.750%, 08/01/2026	270,000	327,243
6.000%, 08/01/2036	250,000	289,927

City of Highland, CA
5.125%, 09/01/2024	125,000	128,161

City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	149,873

City of San Mateo, CA
3.000%, 08/01/2028	250,000	230,145

Foothill-Eastern Transportation
Corridor Agency
0.000%, 01/15/2023	500,000	336,480

Golden State Tobacca
Securitization Corp.
5.000%, 06/01/2029	250,000	267,540

Manteca Unified School District
5.000%, 09/01/2024	115,000	128,040

National City Community
Development Commission
5.750%, 08/01/2021	100,000	113,794

Palmdale Community
Redevelopment Agency
0.000%, 12/01/2020	175,000	132,862
0.000%, 12/01/2019	75,000	60,701

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	238,335

Ripon Unified School District
0.000%, 08/01/2023	70,000	45,972

San Francisco City & County
Airports Commission-San Francisco
International Airport
3.500%, 05/01/2029	500,000	483,940
5.000%, 05/01/2025	250,000	276,770

San Juan Unified School District
0.000%, 08/01/2022	500,000	373,515

Saratoga Union School District
0.000%, 09/01/2023	485,000	352,542

Wiseburn School District
5.000%, 08/01/2021	115,000	130,332
		5,649,204

Colorado–3.53%

City & County of Denver, CO
Airport System Revenue
5.250%, 11/15/2028	500,000	557,875

Colorado Health Facilities Authority
0.000%, 07/15/2022	200,000	162,350

E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	367,498
0.000%, 09/01/2023	65,000	43,370
0.000%, 09/01/2023	125,000	83,404
0.000%, 09/01/2022	485,000	344,510
		1,559,007

Connecticut–0.70%

Connecticut State Health &
Educational Facility Authority
5.000%, 07/01/2026	285,000	307,612

District of Columbia–0.96%
District of Columbia
6.250%, 10/01/2032	390,000	426,488

Florida–9.98%
Belle Isle, FL
5.500%, 10/01/2022	500,000	485,360

Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	641,637

Percentages are stated as a percent of net assets.
(a)Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Florida–9.98% (Cont.)

County of Miami-Dade, FL
5.750%, 10/01/2028	$545,000	$621,611

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2027	375,000	399,176

County of Polk, FL Utility
System Revenue
5.000%, 10/01/2028	400,000	447,236

Escambia County Health
Facilities Authority
5.500%, 08/15/2024	485,000	527,966

Lee County Industrial
Development Authority
5.000%, 11/01/2025	150,000	162,877

Miami-Dade County Educational
Facilities Authority
5.250%, 04/01/2024	200,000	231,884

Orange County Health
Facilities Authority
4.000%, 06/01/2022	250,000	249,640

Orlando Utilities Commission
5.000%, 10/01/2025	285,000	340,068

Palace Coral Gables Community
Development District
5.000%, 05/01/2032	100,000	104,907

Venetian Community
Development District
5.000%, 05/01/2023	200,000	200,518
		4,412,880

Georgia–2.41%

Americus-Sumter County
Hospital Authority
5.125%, 05/15/2023	400,000	405,680

Savannah Hospital Authority
5.500%, 07/01/2027	590,000	658,753
		1,064,433

Guam–1.38%

Guam Power Authority
5.000%, 10/01/2024	400,000	441,288
5.000%, 10/01/2023	150,000	167,714
		609,002

Illinois–6.47%

Cook County Community
College District No. 508
5.250%, 12/01/2028	500,000	546,175

Cook County School
District No. 104 Summit
0.000%, 12/01/2025	300,000	205,239

Illinois Finance Authority
5.000%, 11/01/2027	170,000	181,713

Railsplitter Tobacco
Settlement Authority
6.000%, 06/01/2028	535,000	607,755

University of Illinois
5.000%, 04/01/2031	1,000,000	1,092,620

Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	226,812
		2,860,314

Indiana–4.71%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	528,995

Crown Point Multi School
Building Corp.
0.000%, 01/15/2022	500,000	380,345

Greater Jasper Middle
School Building Corp.
0.000%, 07/15/2024	750,000	503,663

Indiana Finance Authority
5.000%, 07/01/2035	655,000	668,165
		2,081,168

Iowa–0.91%

Iowa Finance Authority
5.500%, 12/01/2022	300,000	298,740

Iowa Student Loan Liquidity Corp.
5.300%, 12/01/2023	100,000	102,737
		401,477

Kentucky–1.98%

City of Russell, KY
5.000%, 11/01/2022	300,000	332,160

Kentucky Economic

Development Finance Authority
5.750%, 06/01/2025	500,000	540,970
		873,130

Louisiana–3.66%

Lake Charles Harbor &
Terminal District
5.500%, 01/01/2029	500,000	546,370

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	459,323

Louisiana Local Government
Environmental Facilities &
Community Development
5.000%, 10/01/2020	135,000	151,508

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	461,172
		1,618,373

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Maine–1.19%

Maine Health & Higher
Educational Facilities Authority
6.000%, 07/01/2026	$325,000	$355,313

Maine Health & Higher
Educational Facilities Authority
7.500%, 07/01/2032	150,000	172,644
		527,957

Maryland–0.51%

Anne Arundel County Consolidated
Special Taxing District
5.000%, 07/01/2024	200,000	226,740

Massachusetts–0.46%

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	200,000	203,182

Michigan–1.18%

City of Detroit, MI Sewage
Disposal System Revenue
5.000%, 07/01/2018	250,000	253,277

Michigan Finance Authority
7.000%, 10/01/2031	250,000	269,270
		522,547

New Jersey–6.93%

Garden State Preservation Trust
5.750%, 11/01/2028	455,000	571,398

New Jersey Economic
Development Authority
5.000%, 07/01/2022	500,000	503,010
5.000%, 06/15/2023	250,000	275,978
5.500%, 01/01/2027	300,000	329,079
5.500%, 09/01/2027	400,000	473,576
5.750%, 06/15/2029	100,000	101,563
6.000%, 07/01/2032	150,000	155,752

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2022	500,000	540,370

New Jersey Transportation
Trust Fund Authority
5.500%, 06/15/2031	100,000	110,647
		3,061,373

North Carolina–1.26%

North Carolina Eastern
Municipal Power Agency
5.000%, 01/01/2026	500,000	557,160

Ohio–1.63%

Akron Bath Copley Joint
Township Hospital District
5.000%, 11/15/2023	300,000	337,029

Southeastern Ohio Port Authority
5.750%, 12/01/2032	400,000	384,020
		721,049

Oregon–2.28%

Medford Hospital
Facilities Authority
5.000%, 10/01/2024	450,000	490,716

Salem-Keizer School
District No. 24J
0.000%, 06/15/2025	600,000	409,320

State of Oregon Housing &
Community Services Department
5.000%, 01/01/2026	100,000	107,957
		1,007,993

Pennsylvania–4.55%

Chichester School District
0.000%, 03/01/2027	250,000	153,710

Delaware County Authority
5.000%, 06/01/2023	200,000	206,376

Delaware Valley Regional
Financial Authority
5.500%, 08/01/2028	625,000	687,212

Hopewell Area School District
0.000%, 09/01/2026	900,000	577,809

Montgomery County Industrial
Development Authority
5.000%, 11/15/2023	105,000	112,118

Pennsylvania Higher
Educational Facilities Authority
5.250%, 07/15/2025	250,000	271,745
		2,008,970

Puerto Rico–1.71%

Puerto Rico Highway &
Transportation Authority
5.250%, 07/01/2022	140,000	137,585

Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	619,762
		757,347

South Carolina–1.92%

County of Charleston SC
5.000%, 12/01/2028	750,000	850,073

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2014 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas–10.54%

City of Houston, TX
Airport System Revenue
5.000%, 07/01/2025	$105,000	$115,375

City of Houston, TX
Utility System Revenue
0.000%, 12/01/2025	1,175,000	827,423

Coppell Independent School District
0.000%, 08/15/2022	1,105,000	884,000

Port Freeport, TX
5.950%, 05/15/2033	100,000	107,537

Tarrant Regional Water District
6.000%, 09/01/2024	500,000	650,910

Texas Municipal Gas
Acquisition & Supply Corp.
5.000%, 12/15/2022	750,000	824,235

Texas Private Activity Board
Surface Transportation Corp.
7.000%, 06/30/2040	195,000	220,623

Texas State Turnpike Authority
0.000%, 08/15/2022	1,350,000	1,027,404
		4,657,507

Utah–1.90%

County of Weber, UT
5.750%, 01/15/2033	450,000	497,281

Utah State Charter
School Finance Authority
6.300%, 07/15/2032	335,000	344,826
		842,107

Vermont–0.22%

Vermont Economic
Development Authority
5.000%, 05/01/2021	100,000	98,226

Virginia–2.62%

Riverside Regional Jail Authority
5.000%, 07/01/2023	200,000	228,292

Virginia Small Business
Financing Authority
4.500%, 01/01/2023	135,000	138,384
5.000%, 01/01/2027	250,000	258,055
6.000%, 01/01/2037	500,000	531,910
		1,156,641

Washington–0.63%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2026	450,000	277,808

Wisconsin–1.95%

Platteville Redevelopment Authority
5.000%, 07/01/2022	650,000	708,559

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2022	100,000	109,657
5.125%, 08/15/2019	40,000	42,592
		860,808

Wyoming–0.86%

Teton County Hospital District
5.500%, 12/01/2027	150,000	161,527

Wyoming Community
Development Authority
6.250%, 07/01/2031	210,000	218,984
		380,511

TOTAL MUNICIPAL BONDS
(Cost $41,495,866)		42,368,505

SHORT-TERM INVESTMENTS–3.87%
Fidelity Institutional Money Market
Funds – Tax-Exempt Portfolio,
0.010% (a)	1,709,354	1,709,354

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,709,354)		1,709,354

Total Investments
(Cost $43,205,220)–99.73%		44,077,859

Other Assets in Excess
of Liabilities–0.27%		119,449

TOTAL NET ASSETS–100.00%		$44,197,308

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2014 (Unaudited)

	Performance Trust	Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$3,731,389	$807,406
Dividend income	7,364	164
Total Investment Income	3,738,753	807,570

Expenses
Management fees	473,988	83,430
Administration and accounting fees	110,235	66,071
Federal and state registration fees	33,985	19,458
Transfer agent fees and expenses	27,065	20,977
Custody fees	10,926	3,066
Audit and tax fees	9,242	9,338
Legal fees	7,070	7,062
Chief Compliance Officer fees and expenses	5,973	5,973
Reports to shareholders	4,706	2,715
Trustees’ fees and related expenses	2,578	2,578
Distribution fees	—	923
Other expenses	3,236	2,534
Total Expenses	689,004	224,125
Expense Recovery or (waivers) by Advisor (Note 4)	61,477	(108,486)
Net Expenses	750,481	115,639

Net Investment Income	2,988,272	691,931

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from:
Investments	(1,386,654)	(201,345)
Change in net unrealized appreciation from investments	7,004,259	2,110,443
Net Realized and Unrealized Gain on Investments	5,617,605	1,909,098

Net Increase in Net Assets from Operations	$8,605,877	$2,601,029

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
From Operations
Net investment income	$2,988,272	$4,964,788
Net realized gain (loss) from investments	(1,386,654)	(1,347,245)
Change in net unrealized appreciation (depreciation) from investments	7,004,259	(6,112,282)
Net increase (decrease) in net assets from operations	8,605,877	(2,494,739)

From Distributions
Net investment income	(3,371,264)	(5,938,458)
Net realized gain on investments	—	(350,347)
Net decrease in net assets resulting from distributions paid	(3,371,264)	(6,288,805)

From Capital Share Transactions
Proceeds from shares sold	33,165,510	213,715,648
Shares issued in reinvestment of distributions declared	2,120,530	3,613,191
Cost for shares redeemed(1)	(73,270,581)	(64,519,925)
Net increase (decrease) in net assets from capital share transactions	(37,984,541)	152,808,914

Total Increase (Decrease) in Net Assets	(32,749,928)	144,025,370

Net Assets
Beginning of period	188,604,809	44,579,439
End of period	$155,854,881	$188,604,809

Accumulated Undistributed Net Investment Income (Loss)	$(352,923)	$30,069

(1)	Net of redemption fees of $32,294 and $7,966 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
From Operations
Net investment income	$691,931	$1,203,412
Net realized gain (loss) from investments	(201,345)	(600,520)
Change in net unrealized appreciation (depreciation) from investments	2,110,443	(2,277,373)
Net increase (decrease) in net assets from operations	2,601,029	(1,674,481)

From Distributions
Net investment income – Institutional Class	(666,523)	(1,189,674)
Net investment income – Retail Class	(12,397)	(9,786)
Net realized gain on investments – Institutional Class	—	(317,794)
Net realized gain on investments – Retail Class	—	(927)
Net decrease in net assets resulting from distributions paid	(678,920)	(1,518,181)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	17,461,252	37,911,450
Proceeds from shares sold – Retail Class	799,100	1,032,925
Shares issued in reinvestment of distributions declared – Institutional Class	478,714	1,163,045
Shares issued in reinvestment of distributions declared – Retail Class	12,113	10,540
Cost for shares redeemed – Institutional Class(1)	(13,066,664)	(20,303,735)
Cost for shares redeemed – Retail Class(2)	(111,006)	(762,364)
Net increase in net assets from capital share transactions	5,573,509	19,051,861

Total Increase in Net Assets	7,495,618	15,859,199

Net Assets
Beginning of period	36,701,690	20,842,491
End of period	$44,197,308	$36,701,690

Accumulated Undistributed Net Investment Income	$19,010	$5,999

(1)  Net of redemption fees of $1,525 and $5,104 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.
(2)	Net of redemption fees of $1,612 for the year ended August 31, 2013.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2014	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2013	August 31, 2012	August 31, 2011
Net Asset Value, Beginning of Period	$21.86	$22.39	$21.14	$20.00

Income from investment operations:
Net investment income(1)	0.42	0.76	1.05	0.95
Net realized and unrealized
gain (loss) on investments	0.78	(0.34)	1.52	0.91
Total from investment operations	1.20	0.42	2.57	1.86

Less distributions paid:
From net investment income	(0.48)	(0.88)	(1.23)	(0.71)
From net realized gain on investments	—	(0.07)	(0.09)	(0.01)
Total distributions paid	(0.48)	(0.95)	(1.32)	(0.72)

Paid-in capital from redemption fees (Note 2)	0.00 (2)	0.00 (2)	—	—

Net Asset Value, End of Period	$22.58	$21.86	$22.39	$21.14

Total Return	5.53%	1.79%	12.61%	9.36%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$155,855	$188,605	$44,579	$23,184

Ratio of expenses to average net assets:
Before waiver and expense reimbursement	0.87%	0.87%	1.34%	1.65%
After waiver and expense reimbursement	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	3.86%	3.42%	4.47%	3.80%
After waiver and expense reimbursement	3.78%	3.34%	4.86%	4.50%

Portfolio turnover rate	17.90%	67.22%	52.42%	77.86%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2014	Year Ended	Year Ended	Period Ended
	(Unaudited)	August 31, 2013	August 31, 2012	August 31, 2011(1)
Institutional Class Shares

Net Asset Value, Beginning of Period	$21.16	$22.81	$20.18	$20.00

Income from investment operations:
Net investment income(2)	0.36	0.79	0.79	0.05
Net realized and unrealized
gain (loss) on investments	1.00	(1.46)	2.64	0.17
Total from investment operations	1.36	(0.67)	3.43	0.22

Less distributions paid:
From net investment income	(0.35)	(0.77)	(0.76)	(0.04)
From net realized gain on investments	—	(0.21)	(0.04)	—
Total distributions paid	(0.35)	(0.98)	(0.80)	(0.04)

Paid-in capital from redemption fees (Note 2)	0.00 (5)	0.00 (5)	—	—

Net Asset Value, End of Period	$22.17	$21.16	$22.81	$20.18

Total Return(3)	6.46%	-3.20%	17.38%	1.06%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$43,237	$36,474	$20,842	$4,838

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.07%	1.23%	2.29%	7.66%
After waiver and expense reimbursement(4)	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income (loss)
to average net assets:
Before waiver and expense reimbursement(4)	2.80%	2.78%	1.86%	(5.69)%
After waiver and expense reimbursement(4)	3.32%	3.46%	3.60%	1.42%

Portfolio turnover rate(3)	25.62%	118.50%	131.34%	15.43%

(1)	The Fund commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended	Period Ended
	February 28, 2014(1)	August 31, 2013(1)
	(Unaudited)	(Unaudited)
Retail Class Shares

Net Asset Value, Beginning of Period	$21.18	$22.96

Income from investment operations:
Net investment income(2)	0.34	0.67
Net realized and unrealized gain (loss) on investments	1.00	(1.70)
Total from investment operations	1.34	(1.03)

Less distributions paid:
From net investment income	(0.33)	(0.66)
From net realized gain on investments	—	(0.21)
Total distributions paid	(0.33)	(0.87)

Paid-in capital from redemption fees (Note 2)	—	0.12

Net Asset Value, End of Period	$22.19	$21.18

Total Return(3)	6.35%	-4.15%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$961	$228

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	1.31%	1.45%
After waiver and expense reimbursement(4)	0.80%	0.80%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(4)	2.64%	2.57%
After waiver and expense reimbursement(4)	3.15%	3.22%

Portfolio turnover rate(3)	25.62%	118.50%

(1)	The Retail class shares commenced operations on September 28, 2012.
(2)	Per share net investment income (loss) was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), formerly known as the Performance Trust Total Return Bond Fund, and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010. The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 and September 28, 2012 for the Institutional and Retail Class shares, respectively. Retail Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a Pricing Service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term, instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day and are generally classified as Level 1.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2014 (Unaudited)

authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

» Level 1:	Quoted prices in active markets for identical securities.

» Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

» Level 3:	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2014:

Performance Trust Strategic Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$1,004,444	$—	$1,004,444
Mortgage
Backed Securities	—	75,159,024	—	75,159,024
Municipal Bonds	—	71,539,491	—	71,539,491
Total Fixed Income	—	147,702,959	—	147,702,959
Closed End
Mutual Funds	1,515,580	—	—	1,515,580
Short-Term
Investments	7,901,934	—	—	7,901,934
Total Investments
in Securities	$9,417,514	$147,702,959	$—	$157,120,473

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	—	42,368,505	—	42,368,505
Total Fixed Income	—	42,368,505	—	42,368,505
Short-Term
Investments	1,709,354	—	—	1,709,354
Total Investments
in Securities	$1,709,354	$42,368,505	$—	$44,077,859

During the six months ended February 28, 2014, there were no transfers between Levels for the Funds. The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold any financial derivative instruments during the six months ended February 28, 2014.

b.	Short Positions
The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2014, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the six months ended February 28, 2014, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

d.	Distributions to Shareholders
The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

e.	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2014 (Unaudited)

f.	Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares redeemed within sixty days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. For the six months ended February 28, 2014, the Funds collected redemption fees of $32,294 and $1,525 for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses
Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Municipal Bond Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Municipal Bond Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of the Retail Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the periods ended August 31, 2013 and August 31, 2012 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2013	AUGUST 31, 2012
Ordinary Income	$5,986,192	$1,829,374
Tax-Exempt Income	—	—
Long-Term Capital Gain	302,613	14,811

PERFORMANCE TRUST MUNICIPAL BOND FUND

	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2013	AUGUST 31, 2012
Ordinary Income	$319,032	$16,127
Tax-Exempt Income	1,199,134	379,984
Long-Term Capital Gain	15	—

As of August 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$187,716,623
Gross tax unrealized appreciation	$3,665,490
Gross tax unrealized depreciation	(7,468,419)
Net tax unrealized depreciation	(3,802,929)
Undistributed ordinary income	30,069
Undistributed long-term capital gain	—
Total distributable earnings	30,069
Other accumulated losses	(2,395,679)
Total accumulated earnings	$(6,168,539

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$37,054,789
Gross tax unrealized appreciation	$189,825
Gross tax unrealized depreciation	(1,427,629)
Net tax unrealized depreciation	(1,237,804)
Undistributed ordinary income	5,999
Undistributed long-term capital gain	—
Total distributable earnings	5,999
Other accumulated losses	(677,237)
Total accumulated earnings	$(1,909,042)

As of August 31, 2013, the Funds deferred post-October losses of $2,395,679 and $677,237 for the Strategic Bond Fund and Municipal Bond Fund, respectively.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2013, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Accumulated Undistributed
Net Investment
Income/(Loss)	$1,000,216	$(2)
Accumulated Undistributed
Net Realized
Gain/(Loss)	$(1,000,216)	$2

On September 27, 2013, distributions from ordinary income of $625,365, $83,046 and $1,074 for the Strategic Bond Fund and Municipal Bond Fund – Institutional and Retail Class, respectively, were declared and paid by the Funds to shareholders of record on September 26, 2013.

4.	Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the Funds’ average daily net assets.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2014 (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through December 29, 2014 at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 0.95%, 0.55% and 0.80% (the “Expense Limitation Cap”) of the Funds’ average daily net assets for the Strategic Bond Fund and Municipal Bond Fund – Institutional and Retail Class, respectively.  For the six months ended February 28, 2014, expenses of $106,598 for the Municipal Bond Fund – Institutional Class, and $1,888 for the Municipal Bond Fund – Retail Class were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.  During the six months ended February 28, 2014, previously waived expenses of $61,477 for the Strategic Bond Fund were recouped by the Adviser.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2014	$—	$49,426
August 31, 2015	$55,934	$185,390
August 31, 2016	$10,567	$237,277
February 28, 2017	$—	$108,486

5.	Distribution and Shareholder Servicing Plan
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Municipal Bond Fund, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Municipal Bond Fund’s average daily net assets for Retail Class shares, for services to prospective Fund shareholders and distribution of Municipal Bond Fund shares. The Distributor earned fees of $923 from Retail Class shares during the six months ended February 28, 2014. At February 28, 2014, the Distributor was owed fees of $1,595 for Retail Class shares.

6.	Related Party Transactions
U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  For the six months ended February 28, 2014, administration and accounting fees of $110,235 and $66,071 were incurred for the Strategic Bond Fund and Municipal Bond Fund, respectively.  At February 28, 2014, USBFS was owed fees of $73,506 and $45,624 from the Strategic Bond Fund and Municipal Bond Fund, respectively.

USBFS also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  For the six months ended February 28, 2014, the Strategic Bond Fund incurred $27,065, and $10,926 in transfer agency and custody fees, respectively.  For the six months ended February 28, 2014, the Municipal Bond Fund incurred $20,977, and $3,066 in transfer agency and custody fees, respectively.  At February 28, 2014, the Strategic Bond Fund owed $17,568 and $8,052 for transfer agency and custody fees, respectively.  At February 28, 2014, the Municipal Bond Fund owed $15,554 and $1,950 for transfer agency and custody fees, respectively.

The Funds also each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 28, 2014, the Strategic Bond Fund and Municipal Bond Fund were allocated $5,973 and $5,973, respectively, of the Trust’s Chief Compliance Officer fees.  At February 28, 2014, fees of $3,971 and $3,970 were owed for the Chief Compliance Officer’s services by the Strategic Bond Fund and Municipal Bond Fund, respectively.

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2014	AUGUST 31, 2013
Shares Sold	1,496,011	9,322,835
Shares Reinvested	95,470	159,008
Shares Redeemed	(3,318,780)	(2,844,074)
Net Increase (Decrease)	(1,727,299)	6,637,769

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS

	SIX MONTHS ENDED	YEAR ENDED
	FEBRUARY 28, 2014	AUGUST 31, 2013
Shares Sold	808,901	1,651,414
Shares Reinvested	22,062	51,138
Shares Redeemed	(604,776)	(892,264)
Net Increase	226,187	810,288

MUNICIPAL BOND FUND – RETAIL CLASS

	SIX MONTHS ENDED	PERIOD ENDED
	FEBRUARY 28, 2014	AUGUST 31, 2013(1)
Shares Sold	37,144	44,638
Shares Reinvested	557	464
Shares Redeemed	(5,154)	(34,359)
Net Increase	32,547	10,743

(1)	Retail Class shares commenced operations on September 28, 2012.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2014 (Unaudited)

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2014, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$—	$—
Other	27,193,912	20,967,804
Sales
U.S. Government	$—	$—
Other	54,329,024	9,557,347

9.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2014, Charles Schwab & Co., Inc., for the benefit of its customers, held 34.07% of the Strategic Bond Fund’s outstanding shares. At February 28, 2014, National Financial Services Corp., for the benefit of its customers, held 30.34% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2014, Charles Schwab & Co., Inc., for the benefit of its customers, held 57.21% of the Municipal Bond Fund’s outstanding Retail Class shares. At February 28, 2014, National Financial Services Corp., for the benefit of its customers, held 42.19% of the Municipal Bond Fund’s outstanding Retail Class shares.

10.	Line of Credit
At February 28, 2014, the Strategic Bond Fund and Municipal Bond Fund each had a line of credit in the amount of $30,000,000 and $7,000,000, respectively, maturing August 14, 2014.  These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate (3.25% as of February 28, 2014). The credit facility is with US Bank, the Funds’ custodian.  During the six months ended February 28, 2014, neither Fund utilized the line of credit.

11.	Recent Accounting Pronouncement
In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS.  ASU No. 2011-11 and ASU No. 2013-01 require increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).  Specifically, the ASU requires reporting entities to present separately for assets and liabilities: (a) the gross amounts of those recognized assets and recognized liabilities; (b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities; (c) The net amount presented in the Statement of Assets and Liabilities; (d) the amounts subject to an enforceable MNA not included in (b); and (e) the net amount after deducting the amounts from (d) and (c).  The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013.  There is no impact of the ASU on the financial statements of the Funds for the six months ended February 28, 2014.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»	information we receive about you on applications or other forms;

»	information you give us orally; and

»	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Six Months Ended February 28, 2014 (Unaudited)

As a shareholder of the Funds, you incur (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Municipal Bond Fund – Retail Class only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/13 – 2/28/14).

Actual Expenses
The first lines of the table below for each Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $2.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of the purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second lines of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees which, although not charged to the Funds, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2013 –
STRATEGIC BOND FUND	SEPTEMBER 1, 2013	FEBRUARY 28, 2014	FEBRUARY 28, 2014*
Actual	$1,000	$1,055.30	$4.84
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.08	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2013 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2013	FEBRUARY 28, 2014	FEBRUARY 28, 2014*
Actual	$1,000	$1,064.60	$2.82
Hypothetical
(5% annual return before expenses)	$1,000	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of .55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2013 –
RETAIL CLASS	SEPTEMBER 1, 2013	FEBRUARY 28, 2014	FEBRUARY 28, 2014*
Actual	$1,000	$1,063.50	$4.09
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period since inception.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Tax Information
For the year ended August 31, 2013, taxable ordinary income distributions are designed as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Strategic Bond Fund	0.80%
Municipal Bond Fund	99.90%

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available of the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file their complete schedule of portfolio holding with the SEC four times each fiscal year at quarter-ends. The Funds file their schedule of portfolio holdings with the SEC on Form N-Q (first and third quarters) and Form N-CSR (second and fourth quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1 (202) 551-8090 (direct) or 1 (800) SEC-0330 (general SEC number).

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

OTHER
			NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Michael D.	Trustee	Indefinite Term;	Professor and Chair,	35	Independent
Akers, Ph.D.		Since August	Department of Accounting,		Trustee, USA
615 E. Michigan St.		22, 2001	Marquette University		MUTUALS
Milwaukee, WI			(2004–present).		(an open-end
53202					investment
Age: 58					company with
two portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Since August	Midwest Airlines,		Trustee, USA
Milwaukee, WI		22, 2001	Inc. (airline company)		MUTUALS
53202			(1985-present).		(an open-end
Age: 57					investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Managing Director,	35	Independent
615 E. Michigan St.		Since October	Chief Administrative		Trustee, Gottex
Milwaukee, WI		23, 2009	Officer (“CAO”) and		Multi-Asset
53202			Chief Compliance		Endowment
Age: 70			Officer (“CCO”),		fund complex
			Granite Capital		(three closed-end
			International Group,		investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994-2011); Vice		Trustee,
			President, Secretary,		Gottex Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		fund complex
			Trust (an open-end		(three closed-end
			investment		investment
			company) (1997–		companies);
			2007); President,		Independent
			CAO and CCO,		Manager,
			Granum Securities,		Ramius IDF fund
			LLC (a broker-dealer)		complex (two
			(1997–2007).		closed-end
investment
companies).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS
Joseph C.	Chairperson	Indefinite Term;	Executive Vice	35	Trustee, Buffalo
Neuberger(1)	and Trustee	Since August	President, U.S.		Funds (an
615 E. Michigan St.		22, 2001	Bancorp Fund		open-end
Milwaukee, WI			Services, LLC		investment
53202			(1994–present).		company with
Age: 51					ten portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company with
two portfolios).

Robert M. Slotky	Chief	Indefinite Term;	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Since January	President, U.S.
Milwaukee, WI	Officer and	26, 2011	Bancorp Fund
53202	Anti-Money		Services, LLC
Age: 66	Laundering		(2001–present).
Officer

John P. Buckel	President,	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	and Principal	Since January	Administrator, U.S.
Milwaukee, WI	Executive	24, 2013	Bancorp Fund
53202	Officer		Services, LLC
Age: 56			(2004-present).

Jennifer A. Lima	Vice President,	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since January	Administrator, U.S.
Milwaukee, WI	and Principal	24, 2013	Bancorp Fund
53202	Financial and		Services, LLC
Age: 40	Accounting		(2002–present).
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI		November 15,	Services, LLC
53202		2005	(2004–present).
Age: 34

Jesse J. Schmitting	Assistant	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since July 21,	Administrator, U.S.
Milwaukee, WI		2011	Bancorp Fund
53202			Services, LLC
Age: 32			(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

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Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAMfunds.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date April 30, 2014

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date April 30, 2014

* Print the name and title of each signing officer under his or her signature.